Supplemental Cash Flow Information	12 Months Ended
Jun. 27, 2021
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

(6) Supplemental Cash Flow Information

The table below presents supplemental cash flow information for each reporting periods:

	June 27, 2021	June 28, 2020
Cash paid during the period for:
Interest	$81,685	$76,985
Income taxes, net of refunds	818	695
Noncash investing and financing transactions:
Capital additions in accounts payable	4,193	7,417
Capital leased asset and liabilities	5,401	1,904
Change in fair value of interest rate swap	8,631	(3,968)